Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Safeguarding the Company’s information systems, assets, data, intellectual property and network infrastructure and ensuring that risks related to cybersecurity threats are appropriately managed is essential to maintaining a consistently high level of service experience for our clients; the confidentiality, integrity and availability of our information systems; and the trust of our stakeholders, as well as meeting applicable regulatory requirements. We have implemented a multi-faceted cybersecurity risk management framework integrated into our overall enterprise risk management system and processes.
Our cybersecurity team is tasked with assessing, identifying and managing risks related to cybersecurity threats and, under the leadership of our chief information officer, is responsible for:
•proactive detection and assessment of threats and vulnerabilities through vulnerability testing, penetration testing and attack simulation;

•development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;

•cybersecurity incident investigations, with the assistance of third-party experts as required;

•monitoring threats to personally identifiable information, sensitive data and unauthorized access to Company systems, with the assistance of third-party data loss prevention software and a third-party security operations center;

•performing cybersecurity risk assessments of key vendors and counterparties to ensure compliance with our and our clients’ cybersecurity standards;

•developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with our chief information officer, executive leadership team, Audit Committee and Board, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements;

•developing and implementing periodic training on cybersecurity, information security and threat awareness; and

•collaborating with law enforcement and other companies on cybersecurity incidents and best practices.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented a multi-faceted cybersecurity risk management framework integrated into our overall enterprise risk management system and processes.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing the Company’s cybersecurity risk profile and exposures
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Board recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing the Company’s cybersecurity risk profile and exposures. Our Board has delegated the oversight of our process for assessing, identifying and managing material risks related to cybersecurity threats to the Audit Committee.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our chief information officer leads management’s assessment, identification and management of risks related to cybersecurity threats and reports directly to our chief executive officer. The chief information officer receives regular briefings on cybersecurity matters from the cybersecurity team, including the results of vulnerability testing and remediation, cyber incident response and progress on cybersecurity infrastructure initiatives. Michael Ringman currently serves as our chief information officer. Mr. Ringman has over 20 years of experience, holding senior information technology leadership roles with increasing responsibility over the course of his career. See “Item 6A—Directors and Senior Management—Our Executive Officers” for more information on Mr. Ringman’s expertise.

Cybersecurity Risk Role of Management [Text Block]
Our chief information officer leads management’s assessment, identification and management of risks related to cybersecurity threats and reports directly to our chief executive officer. The chief information officer receives regular briefings on cybersecurity matters from the cybersecurity team, including the results of vulnerability testing and remediation, cyber incident response and progress on cybersecurity infrastructure initiatives. Michael Ringman currently serves as our chief information officer. Mr. Ringman has over 20 years of experience, holding senior information technology leadership roles with increasing responsibility over the course of his career. See “Item 6A—Directors and Senior Management—Our Executive Officers” for more information on Mr. Ringman’s expertise.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Mr. Ringman has over 20 years of experience, holding senior information technology leadership roles with increasing responsibility over the course of his career.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our chief information officer leads management’s assessment, identification and management of risks related to cybersecurity threats and reports directly to our chief executive officer. The chief information officer receives regular briefings on cybersecurity matters from the cybersecurity team, including the results of vulnerability testing and remediation, cyber incident response and progress on cybersecurity infrastructure initiatives. Michael Ringman currently serves as our chief information officer. Mr. Ringman has over 20 years of experience, holding senior information technology leadership roles with increasing responsibility over the course of his career. See “Item 6A—Directors and Senior Management—Our Executive Officers” for more information on Mr. Ringman’s expertise.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true